Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2020
Additional Financial Information of Parent Company
Additional Financial Information of Parent Company

Additional Financial Information of Parent Company — Financial Statements Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Balance Sheets

(In RMB except for share data)

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	40,043,612	19,582,251	3,001,111
Other current assets	535,595	2,667,707	408,844
Total current assets	40,579,207	22,249,958	3,409,955
Investment in subsidiaries and VIE	963,676,905	942,821,008	144,493,640
Loan to subsidiaries	200,610,890	187,633,095	28,756,030
Total Assets	1,204,867,002	1,152,704,061	176,659,625
LIABILITIES
Other current liabilities	4,250,542	2,050,517	314,255
Amounts due to related parties — non-current	13,057,409	12,212,708	1,871,679
Total Liabilities	17,307,951	14,263,225	2,185,934
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 201,737,272 and 199,051,046 shares issued and outstanding, as of December 31, 2019 and 2020, respectively)	632,601	623,201	95,510
Additional paid-in capital	1,150,352,309	1,148,823,625	176,064,923
Retained earnings	(17,567,529)	(48,935,177)	(7,499,644)
Accumulated other comprehensive income	54,141,670	37,929,187	5,812,902
Total shareholders’ equity	1,187,559,051	1,138,440,836	174,473,691

TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	1,204,867,002	1,152,704,061	176,659,625

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Operations and Comprehensive Income

(In RMB)

	Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Revenues	—	2,051,459	2,058,504	315,480
Cost of revenues	(187,196)	—	—	—
Selling expenses	(3,418,127)	(7,225,289)	(243,758)	(37,358)
General and administrative expenses	(24,195,705)	(14,615,621)	(15,979,061)	(2,448,898)
Other income (loss)	2,345,741	(2,938,226)	1,321,148	202,475
Interest income	1,502	—	—	—
Loss before taxes and loss from equity in subsidiaries and VIEs	(25,453,785)	(22,727,677)	(12,843,167)	(1,968,301)
Loss from equity in subsidiaries and VIEs	(362,290,233)	(141,958,398)	(18,524,481)	(2,839,000)
Net loss	(387,744,018)	(164,686,075)	(31,367,648)	(4,807,301)
Other comprehensive income (loss)	12,382,963	(3,272,053)	(16,212,483)	(2,484,672)
Comprehensive loss attributable to ordinary shareholders	(375,361,055)	(167,958,128)	(47,580,131)	(7,291,973)

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Cash Flows

(In RMB)

	Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Cash flows from operating activities:
Net loss	(387,744,018)	(164,686,075)	(31,367,648)	(4,807,301)
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	18,108,942	9,583,596	3,593,400	550,713
Depreciation	20,227	32,409	—	—
Income from equity in subsidiaries and VIEs	362,290,233	141,958,398	18,524,481	2,839,000
Changes in operating assets and liabilities:
Other current assets	222,416	(88,859)	(178,496)	(27,356)
Other non-current assets	(84,950)	418,307	—	—
Other current liabilities	431,312	1,826,388	(2,200,024)	(337,168)
Net cash used in operating activities	(6,755,838)	(10,955,836)	(11,628,287)	(1,782,112)

Cash flows from investing activities:
Collection of loan to subsidiaries	5,572,843	647,137	—	—
Proceeds from disposal of Up Capital	—	33,999,151	—	—
Net cash provided by investing activities	5,572,843	34,646,288	—	—

Cash flows from financing activities:
Exercise of options	3,267,210	29,636	—	—
Repurchase of shares	—	—	(7,085,100)	(1,085,839)
Dividend paid by Jupai Holdings	(126,355,510)	—	—	—
Net cash (used in) provided by financing activities	(123,088,300)	29,636	(7,085,100)	(1,085,839)
Effect of exchange rate changes	(12,762,126)	5,898,988	(1,747,974)	(267,890)
Net (decrease) increase in cash and cash equivalents	(137,033,421)	29,619,076	(20,461,361)	(3,135,841)
Cash and cash equivalents — beginning of year	147,457,957	10,424,536	40,043,612	6,136,952
Cash and cash equivalents — end of year	10,424,536	40,043,612	19,582,251	3,001,111

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Notes to Schedule I

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit as “Income from equity in subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Income.

2.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.

3.

As of December 31, 2020, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.

4.

Translations of amounts from RMB into USD are solely for the convenience of the readers and were calculated at the rate of USD1.00 for RMB6.5250 on December 31, 2020, representing the certificated exchange rate published by the Federal Reserve Board.